SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS On January 9, 2015 the Company declared a cash dividend of $0.14 per share in respect of the results for the fourth quarter of 2014, with a payment date of February 9, 2015.